REDEEMABLE CONVERTIBLE PREFERRED STOCK - Voting Rights (Details) (USD $)	0 Months Ended		12 Months Ended
	Apr. 21, 2014	Apr. 21, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Reverse stock split ratio	0.4115	0.4115
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding			7,250,885	0	7,250,885	7,250,885	7,250,885
Reverse stock split ratio			2.43
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)			2,983,903
Liquidation Preference Per Share (in dollars per share)			$ 12.81
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding			6,301,290	0	3,263,368	2,624,672	0
Reverse stock split ratio			2.43
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)			2,593,123
Liquidation Preference Per Share (in dollars per share)			$ 11.25